SHARE CAPITAL (Disclosure of stock options calculated using Black-Scholes option pricing model) (Details) - Year	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	7.00%	5.00%
Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Risk-free interest rate	4.50%	3.90%
Expected life	3
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	62.00%	70.00%
Risk-free interest rate	4.00%	3.60%
Expected life	3	3
Minimum [Member] | Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	98.00%	98.00%
Expected life		3
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	77.00%	90.00%
Risk-free interest rate	4.50%	4.50%
Expected life	5	5
Maximum [Member] | Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	120.00%	120.00%
Expected life		5